Commitments and Contingencies - Schedule of Operating Lease Liability (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Office lease liability	$ 46,696
Reduction of lease liability	(5,403)
Total	41,293
Less: current portion	(19,132)
Long term portion of lease liability as of September 30, 2019	$ 22,161